18. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of debt breakdown
	Weighted average rate	2019	2018
			Restated

Debentures, certificate of agribusiness receivables and promissory notes (note 18.4)	129.34% of CDI (i)	11,863	4,146
		11,863	4,146

Borrowings and financing
Local currency
BNDES	4.01% per year	27	37
Working capital	124.4% of CDI (i)	1,008	238
Working capital	TR (ii) + 9.80 % per year	99	112
Swap contracts (note 18.7)	101.44%	(12)	(11)
Unamortized borrowing costs		(22)	(3)
		1,100	373
Foreign currency (note 18.5)
Working capital	3.14% per year	846	843
Working capital	IBR 3M (iii) + 2%	323	-
Credit letter		12	-
Swap contracts (note 18.7)	118.27% of CDI (i)	(15)	(76)
Swap contracts (note 18.7)	IBR 3M (iii) + 2%	(19)	-
NDF Contracts – Derivatives		(1)	-
Unamortized borrowing costs		(1)	-
		1,145	767
Total		14,108	5,286

Current assets		73	43
Noncurrent assets		13	44
Current liabilities		3,488	1,981
Noncurrent liabilities		10,706	3,392

(i)	CDI: Certificate of Interbank Deposit
(ii)	TR: Referential rate
(iii)	Reference Bank Index in Colombia for 3 months

Schedule of changes in borrowings
18.2.	Changes in borrowings
At December 31, 2018	5,438
Adjustment related to IFRS 16	(152)
Restated opening balance	5,286
Additions	13,604
Accrued interest	678
Accrued swap	(11)
Mark-to-market	(47)
Monetary and exchange rate changes	(13)
Borrowing cost	31
Interest paid	(504)
Payments	(9,551)
Swap paid	103
Business combination	4,527
Exchange rate changes	80
Deconsolidation Via Varejo	(75)
At December 31, 2019	14,108

At December 31, 2017	4,560
Adjustment related to IFRS 16	(195)
Restated opening balance	4,365
Additions	9,139
Accrued interest	619
Accrued swap	(126)
Mark-to-market	12
Monetary and exchange rate changes	167
Borrowing cost	13
Interest paid	(758)
Payments	(7,920)
Swap paid	(9)
Liabilities related to assets held for sale and discontinued operations (note 33)	(216)
At December 31, 2018 - restated	5,286

Schedule of maturity of borrowings and financing
18.3.	Maturity schedule of noncurrent borrowings and financing
Year

From 1 to 2 years	3,596
From 2 to 3 years	3,444
From 3 to 4 years	2,773
From 4 to 5 years	386
After 5 years	559
Subtotal	10,758

Unamortized borrowing costs	(65)
Total	10,693

Schedule of debentures, promissory note and certificate of agribusiness receivables
18.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in Reais)	2019	2018

13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	-	-	1,014
14th Issue of Debentures – CBD	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,010	1,091	1,094
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	104.75% of CDI	1,027	821	824
16th Issue of Debentures – CBD (1st serie)	No preference	700	700,000	09/11/18	09/10/21	106% of CDI	1,016	712	714
16th Issue of Debentures – CBD (2nd serie)	No preference	500	500,000	09/11/18	09/12/22	107.4% of CDI	1,017	508	510
4th Issue of Promissory Notes – CBD	No preference	800	800	01/10/19	01/09/22	105.75% of CDI	1,061,280	849	-
1st Issue of Promissory Notes – Sendas (1nd serie)	No preference	50	1	07/04/19	07/03/20	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (2nd serie)	No preference	50	1	07/04/19	07/05/21	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (3nd serie)	No preference	50	1	07/04/19	07/04/22	CDI + 0.72% per year	51,537,614	52	-
1st Issue of Promissory Notes – Sendas (4nd serie)	No preference	250	5	07/04/19	07/04/23	CDI + 0.72% per year	51,537,614	258	-
1st Issue of Promissory Notes – Sendas (5nd serie)	No preference	200	4	07/04/19	07/04/24	CDI + 0.72% per year	51,537,614	206	-
1st Issue of Promissory Notes – Sendas (6nd serie)	No preference	200	4	07/04/19	07/04/25	CDI + 0.72% per year	51,537,614	206	-
1st Issue of Debentures – Sendas (1nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/20	CDI + 1.60% per year	500	1,001	-
1st Issue of Debentures – Sendas (2nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/21	CDI + 1.74% per year	1,022	2,044	-
1st Issue of Debentures – Sendas (3nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/22	CDI + 1.95% per year	1,023	2,046	-
1st Issue of Debentures – Sendas (4nd serie)	No preference	2,000	2,000,000	09/04/19	08/20/23	CDI + 2.20% per year	1,024	2,047	-
Borrowing costs								(82)	(10)
Total								11,863	4,146

Current liabilities								2,287	1,068
Noncurrent liabilities								9,576	3,078